UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments.

Quarterly Report
December 31, 2018
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.4%
AT&T, Inc.	4,299,430	$ 122,705,732
CenturyLink, Inc.	4,061,271	61,528,256
Verizon Communications, Inc.	2,276,287	127,972,855
		312,206,843
ENTERTAINMENT — 25.6%
Activision Blizzard, Inc.	2,721,088	126,721,068
Electronic Arts, Inc. (a)	1,290,327	101,819,704
Netflix, Inc. (a)	486,890	130,320,977
Take-Two Interactive Software, Inc. (a)	486,343	50,064,149
Twenty-First Century Fox, Inc. Class A	1,815,948	87,383,418
Twenty-First Century Fox, Inc. Class B	836,873	39,985,792
Viacom, Inc. Class B	1,509,442	38,792,659
Walt Disney Co.	1,157,999	126,974,590
		702,062,357
INTERACTIVE MEDIA & SERVICES — 44.3%
Alphabet, Inc. Class A (a)	312,662	326,719,284
Alphabet, Inc. Class C (a)	321,750	333,207,517
Facebook, Inc. Class (a)	3,380,478	443,146,861
TripAdvisor, Inc. (a)	437,255	23,585,535
Twitter, Inc. (a)	3,088,478	88,762,858
		1,215,422,055
MEDIA — 18.5%
CBS Corp. Class B	1,437,946	62,866,999
Charter Communications, Inc. Class A (a)	419,895	119,657,478
Security Description	Shares	Value
Comcast Corp. Class A	3,575,388	$ 121,741,961
Discovery, Inc. Class A (a)	669,356	16,559,868
Discovery, Inc. Class C (a)	1,538,513	35,508,880
DISH Network Corp. Class A (a)	978,989	24,445,355
Interpublic Group of Cos., Inc.	1,641,419	33,862,474
News Corp. Class A	1,645,171	18,672,691
News Corp. Class B	528,543	6,104,672
Omnicom Group, Inc.	957,035	70,093,243
		509,513,621
TOTAL COMMON STOCKS (Cost $3,246,363,258)		2,739,204,876
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $2,122,780)	2,122,780	2,122,780
TOTAL INVESTMENTS — 99.9% (Cost $3,248,486,038)		2,741,327,656
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,596,182
NET ASSETS — 100.0%		$ 2,743,923,838
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,739,204,876	$—	$—	$2,739,204,876
Short-Term Investment	2,122,780	—	—	2,122,780
TOTAL INVESTMENTS	$2,741,327,656	$—	$—	$2,741,327,656
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	715,482	$715,482	$12,680,728	$11,273,430	$—	$—	2,122,780	$2,122,780	$22,734	$—

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.5%
Aptiv PLC	1,626,797	$ 100,161,891
BorgWarner, Inc.	1,286,037	44,676,925
Goodyear Tire & Rubber Co.	1,438,762	29,365,133
		174,203,949
AUTOMOBILES — 4.2%
Ford Motor Co.	24,124,329	184,551,117
General Motors Co.	8,104,725	271,103,051
Harley-Davidson, Inc.	1,005,396	34,304,112
		489,958,280
DISTRIBUTORS — 1.1%
Genuine Parts Co.	906,144	87,007,947
LKQ Corp. (a)	1,964,733	46,623,114
		133,631,061
DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block, Inc. (b)	1,269,004	32,194,631
HOTELS, RESTAURANTS & LEISURE — 20.4%
Carnival Corp.	2,472,363	121,887,496
Chipotle Mexican Grill, Inc. (a)	151,027	65,211,948
Darden Restaurants, Inc.	766,356	76,528,310
Hilton Worldwide Holdings, Inc.	1,831,175	131,478,365
Marriott International, Inc. Class A	1,748,206	189,785,243
McDonald's Corp.	4,760,054	845,242,789
MGM Resorts International	3,092,412	75,021,915
Norwegian Cruise Line Holdings, Ltd. (a)	1,358,270	57,577,065
Royal Caribbean Cruises, Ltd.	1,058,197	103,481,085
Starbucks Corp.	7,660,145	493,313,338
Wynn Resorts, Ltd.	604,246	59,765,972
Yum! Brands, Inc.	1,928,317	177,250,899
		2,396,544,425
HOUSEHOLD DURABLES — 3.4%
D.R. Horton, Inc.	2,114,241	73,279,593
Garmin, Ltd.	746,135	47,245,268
Leggett & Platt, Inc. (b)	805,228	28,859,372
Lennar Corp. Class A	1,806,270	70,715,470
Mohawk Industries, Inc. (a)	389,454	45,550,540
Newell Brands, Inc. (b)	2,651,686	49,294,843
PulteGroup, Inc.	1,595,494	41,466,889
Whirlpool Corp.	393,980	42,104,643
		398,516,618
INTERNET & DIRECT MARKETING RETAIL — 28.5%
Amazon.com, Inc. (a)	1,745,945	2,622,357,012
Booking Holdings, Inc. (a)	286,075	492,741,301
eBay, Inc. (a)	5,588,327	156,864,339
Expedia Group, Inc.	731,497	82,403,137
		3,354,365,789
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Hasbro, Inc.	718,620	$ 58,387,875
Mattel, Inc. (a) (b)	2,131,121	21,289,899
		79,677,774
MULTILINE RETAIL — 5.8%
Dollar General Corp.	1,623,182	175,433,511
Dollar Tree, Inc. (a)	1,469,382	132,714,582
Kohl's Corp.	1,019,593	67,639,800
Macy's, Inc.	1,898,468	56,536,377
Nordstrom, Inc. (b)	702,505	32,743,758
Target Corp.	3,222,137	212,951,034
		678,019,062
SPECIALTY RETAIL — 25.7%
Advance Auto Parts, Inc.	450,114	70,874,951
AutoZone, Inc. (a)	155,654	130,490,974
Best Buy Co., Inc.	1,445,559	76,556,805
CarMax, Inc. (a) (b)	1,078,190	67,634,859
Foot Locker, Inc.	709,392	37,739,654
Gap, Inc.	1,318,901	33,974,890
Home Depot, Inc.	6,974,348	1,198,332,473
L Brands, Inc.	1,409,978	36,194,135
Lowe's Cos., Inc.	4,957,879	457,909,705
O'Reilly Automotive, Inc. (a)	494,586	170,300,797
Ross Stores, Inc.	2,305,355	191,805,536
Tiffany & Co.	669,900	53,933,649
TJX Cos., Inc.	7,641,222	341,868,272
Tractor Supply Co.	753,739	62,891,982
Ulta Salon Cosmetics & Fragrance, Inc. (a)	347,957	85,193,792
		3,015,702,474
TEXTILES, APPAREL & LUXURY GOODS — 8.2%
Hanesbrands, Inc. (b)	2,227,330	27,908,445
Michael Kors Holdings, Ltd. (a)	927,589	35,174,175
NIKE, Inc. Class B	7,860,616	582,786,070
PVH Corp.	467,634	43,466,580
Ralph Lauren Corp.	336,889	34,854,536
Tapestry, Inc.	1,789,334	60,390,022
Under Armour, Inc. Class A (a) (b)	1,158,486	20,470,448
Under Armour, Inc. Class C (a) (b)	1,187,740	19,205,756
VF Corp.	2,009,102	143,329,337
		967,585,369
TOTAL COMMON STOCKS (Cost $13,591,537,754)		11,720,399,432
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	14,213,055	14,213,055

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	61,713,706	$ 61,713,706
TOTAL SHORT-TERM INVESTMENTS (Cost $75,926,761)		75,926,761
TOTAL INVESTMENTS — 100.5% (Cost $13,667,464,515)		11,796,326,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(55,341,862)
NET ASSETS — 100.0%		$ 11,740,984,331

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,720,399,432	$—	$—	$11,720,399,432
Short-Term Investments	75,926,761	—	—	75,926,761
TOTAL INVESTMENTS	$11,796,326,193	$—	$—	$11,796,326,193
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,316,113	$ 1,316,113	$ 71,151,012	$ 58,254,070	$—	$—	14,213,055	$14,213,055	$76,476	$—
State Street Navigator Securities Lending Government Money Market Portfolio	41,766,139	41,766,139	17,805,306	59,571,445	—	—	—	—	9,454	—
State Street Navigator Securities Lending Portfolio II	—	—	100,877,545	39,163,839	—	—	61,713,706	61,713,706	11,161	—
Total		$43,082,252	$189,833,863	$156,989,354	$—	$—		$75,926,761	$97,091	$—

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 26.2%
Brown-Forman Corp. Class B	1,169,806	$ 55,659,370
Coca-Cola Co.	23,369,543	1,106,547,861
Constellation Brands, Inc. Class A	1,168,654	187,942,936
Molson Coors Brewing Co. Class B	1,317,511	73,991,418
Monster Beverage Corp. (a)	2,800,504	137,840,807
PepsiCo, Inc.	8,610,634	951,302,844
		2,513,285,236
FOOD & STAPLES RETAILING — 21.0%
Costco Wholesale Corp.	2,198,133	447,781,673
Kroger Co.	5,613,354	154,367,235
Sysco Corp.	3,363,796	210,775,457
Walmart, Inc.	8,683,445	808,862,902
Walgreens Boots Alliance, Inc.	5,647,790	385,913,491
		2,007,700,758
FOOD PRODUCTS — 17.9%
Archer-Daniels-Midland Co.	3,943,665	161,571,955
Campbell Soup Co. (b)	1,355,141	44,706,102
Conagra Brands, Inc.	3,415,927	72,964,201
General Mills, Inc.	4,193,987	163,313,854
Hershey Co.	986,447	105,727,389
Hormel Foods Corp. (b)	1,917,829	81,852,942
J.M. Smucker Co.	800,237	74,814,157
Kellogg Co.	1,781,928	101,587,715
Kraft Heinz Co.	4,374,623	188,283,774
Lamb Weston Holdings, Inc.	1,030,176	75,779,746
McCormick & Co., Inc.	856,560	119,267,414
Mondelez International, Inc. Class A	10,214,122	408,871,304
Tyson Foods, Inc. Class A	2,075,852	110,850,497
		1,709,591,050
HOUSEHOLD PRODUCTS — 23.9%
Church & Dwight Co., Inc.	1,732,026	113,898,030
Clorox Co.	897,884	138,399,840
Colgate-Palmolive Co.	6,092,999	362,655,300
Kimberly-Clark Corp.	2,435,987	277,556,359
Procter & Gamble Co.	15,199,046	1,397,096,308
		2,289,605,837
Security Description	Shares	Value
PERSONAL PRODUCTS — 2.3%
Coty, Inc. Class A (a) (b)	3,169,991	$ 20,795,141
Estee Lauder Cos., Inc. Class A	1,546,778	201,235,818
		222,030,959
TOBACCO — 8.3%
Altria Group, Inc.	8,631,353	426,302,525
Philip Morris International, Inc.	5,516,260	368,265,518
		794,568,043
TOTAL COMMON STOCKS (Cost $10,866,002,916)		9,536,781,883
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	1,608,606	1,608,606
State Street Navigator Securities Lending Portfolio II (e) (f)	30,190,770	30,190,770
TOTAL SHORT-TERM INVESTMENTS (Cost $31,799,376)		31,799,376
TOTAL INVESTMENTS — 100.0% (Cost $10,897,802,292)		9,568,581,259
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		4,389,427
NET ASSETS — 100.0%		$ 9,572,970,686
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,536,781,883	$—	$—	$9,536,781,883
Short-Term Investments	31,799,376	—	—	31,799,376
TOTAL INVESTMENTS	$9,568,581,259	$—	$—	$9,568,581,259

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,021,303	$5,021,303	$151,439,919	$154,852,615	$—	$—	1,608,607	$ 1,608,607	$81,001	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	100,361,345	100,361,345	—	—	—	—	10,820	—
State Street Navigator Securities Lending Portfolio II	—	—	70,734,125	40,543,355	—	—	30,190,770	30,190,770	7,781	—
Total		$5,021,303	$322,535,389	$295,757,315	$—	$—		$31,799,377	$99,602	$—

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 9.9%
Baker Hughes a GE Co.	6,572,923	$ 141,317,845
Halliburton Co.	11,215,907	298,118,808
Helmerich & Payne, Inc. (a)	1,396,089	66,928,507
National Oilwell Varco, Inc.	4,908,212	126,141,048
Schlumberger, Ltd.	16,554,966	597,303,173
TechnipFMC PLC (a)	5,447,369	106,659,485
		1,336,468,866
OIL, GAS & CONSUMABLE FUELS — 89.9%
Anadarko Petroleum Corp.	6,456,323	283,045,200
Apache Corp. (a)	4,859,266	127,555,733
Cabot Oil & Gas Corp.	5,520,412	123,381,208
Chevron Corp.	24,004,613	2,611,461,848
Cimarex Energy Co.	1,224,172	75,470,204
Concho Resources, Inc. (b)	2,563,763	263,529,199
ConocoPhillips	14,462,817	901,756,640
Devon Energy Corp.	5,994,359	135,112,852
Diamondback Energy, Inc. (a)	1,974,682	183,053,021
EOG Resources, Inc.	6,467,859	564,061,983
Exxon Mobil Corp.	43,773,728	2,984,930,512
Hess Corp.	3,186,078	129,036,159
HollyFrontier Corp.	2,041,021	104,336,994
Kinder Morgan, Inc.	24,300,501	373,741,705
Marathon Oil Corp.	10,642,782	152,617,494
Marathon Petroleum Corp.	8,844,963	521,941,267
Newfield Exploration Co. (b)	2,565,209	37,605,964
Noble Energy, Inc. (a)	6,142,829	115,239,472
Occidental Petroleum Corp.	9,666,597	593,335,724
ONEOK, Inc.	5,266,707	284,138,843
Phillips 66	5,431,480	467,922,002
Pioneer Natural Resources Co.	2,182,456	287,036,613
Valero Energy Corp.	5,432,410	407,267,778
Security Description	Shares	Value
Williams Cos., Inc.	15,498,549	$ 341,743,005
		12,069,321,420
TOTAL COMMON STOCKS (Cost $18,772,872,087)		13,405,790,286
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	8,921,827	8,921,827
State Street Navigator Securities Lending Portfolio II (e) (f)	13,877,478	13,877,478
TOTAL SHORT-TERM INVESTMENTS (Cost $22,799,305)		22,799,305
TOTAL INVESTMENTS — 100.0% (Cost $18,795,671,392)		13,428,589,591
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		2,602,660
NET ASSETS — 100.0%		$ 13,431,192,251
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,405,790,286	$—	$—	$13,405,790,286
Short-Term Investments	22,799,305	—	—	22,799,305
TOTAL INVESTMENTS	$13,428,589,591	$—	$—	$13,428,589,591

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,022,279	$6,022,279	$170,409,528	$167,509,980	$—	$—	8,921,827	$ 8,921,827	$179,439	$—
State Street Navigator Securities Lending Portfolio II	—	—	39,252,078	25,374,600	—	—	13,877,478	13,877,478	2,380	—
Total		$6,022,279	$209,661,606	$192,884,580	$—	$—		$22,799,305	$181,819	$—

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 42.3%
Bank of America Corp.	74,191,297	$ 1,828,073,558
BB&T Corp.	6,264,043	271,358,343
Citigroup, Inc.	19,851,167	1,033,451,754
Citizens Financial Group, Inc.	3,803,494	113,077,877
Comerica, Inc.	1,314,416	90,287,235
Fifth Third Bancorp	5,329,193	125,395,911
First Republic Bank	1,328,900	115,481,410
Huntington Bancshares, Inc. (a)	8,628,717	102,854,307
JPMorgan Chase & Co.	27,030,936	2,638,759,972
KeyCorp	8,409,266	124,288,951
M&T Bank Corp.	1,140,971	163,307,179
People's United Financial, Inc. (a)	3,068,127	44,273,073
PNC Financial Services Group, Inc.	3,750,763	438,501,702
Regions Financial Corp.	8,403,939	112,444,704
SunTrust Banks, Inc.	3,651,999	184,206,830
SVB Financial Group (b)	432,916	82,219,407
US Bancorp	12,348,389	564,321,377
Wells Fargo & Co.	34,436,952	1,586,854,748
Zions Bancorp (a)	1,562,248	63,645,984
		9,682,804,322
CAPITAL MARKETS — 20.6%
Affiliated Managers Group, Inc.	428,173	41,721,177
Ameriprise Financial, Inc.	1,132,711	118,221,047
Bank of New York Mellon Corp.	7,394,352	348,052,149
BlackRock, Inc.	987,119	387,760,086
Cboe Global Markets, Inc.	912,063	89,227,123
Charles Schwab Corp.	9,769,722	405,736,555
CME Group, Inc.	2,908,210	547,092,465
E*TRADE Financial Corp.	2,066,560	90,680,653
Franklin Resources, Inc. (a)	2,419,056	71,749,201
Goldman Sachs Group, Inc.	2,811,919	469,731,069
Intercontinental Exchange, Inc.	4,629,857	348,767,128
Invesco, Ltd.	3,343,541	55,970,876
Moody's Corp.	1,354,992	189,753,080
Morgan Stanley	10,626,664	421,347,228
MSCI, Inc.	715,586	105,498,844
Nasdaq, Inc.	932,964	76,101,873
Northern Trust Corp.	1,799,576	150,426,558
Raymond James Financial, Inc.	1,048,279	78,002,440
S&P Global, Inc.	2,039,458	346,585,492
State Street Corp. (c)	3,085,076	194,575,743
T Rowe Price Group, Inc.	1,956,128	180,589,737
		4,717,590,524
CONSUMER FINANCE — 4.9%
American Express Co.	5,694,041	542,755,988
Capital One Financial Corp.	3,850,180	291,035,106
Discover Financial Services	2,730,961	161,072,080
Synchrony Financial	5,374,896	126,095,060
		1,120,958,234
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 14.2%
Berkshire Hathaway, Inc. Class B (b)	15,813,339	$ 3,228,767,557
Jefferies Financial Group, Inc.	2,284,741	39,663,104
		3,268,430,661
INSURANCE — 17.8%
Aflac, Inc.	6,188,127	281,931,066
Allstate Corp. (a)	2,799,861	231,352,514
American International Group, Inc.	7,190,905	283,393,566
Aon PLC	1,957,691	284,569,964
Arthur J Gallagher & Co.	1,492,778	110,017,739
Assurant, Inc.	423,668	37,892,866
Brighthouse Financial, Inc. (b)	964,030	29,383,634
Chubb, Ltd.	3,745,731	483,873,531
Cincinnati Financial Corp. (a)	1,230,247	95,245,723
Everest Re Group, Ltd.	330,387	71,945,073
Hartford Financial Services Group, Inc.	2,916,061	129,618,911
Lincoln National Corp.	1,736,344	89,091,811
Loews Corp.	2,247,488	102,305,654
Marsh & McLennan Cos., Inc.	4,094,448	326,532,228
MetLife, Inc.	8,021,638	329,368,456
Principal Financial Group, Inc.	2,139,773	94,513,773
Progressive Corp.	4,739,794	285,951,772
Prudential Financial, Inc.	3,357,092	273,770,853
Torchmark Corp.	834,188	62,172,032
Travelers Cos., Inc.	2,153,119	257,836,000
Unum Group	1,778,130	52,241,459
Willis Towers Watson PLC	1,056,168	160,389,673
		4,073,398,298
TOTAL COMMON STOCKS (Cost $26,853,650,705)		22,863,182,039
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	39,221,229	39,221,229
State Street Navigator Securities Lending Portfolio II (c) (f)	23,947,485	23,947,485
TOTAL SHORT-TERM INVESTMENTS (Cost $63,168,714)		63,168,714
TOTAL INVESTMENTS — 100.1% (Cost $26,916,819,419)		22,926,350,753
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(26,496,987)
NET ASSETS — 100.0%		$ 22,899,853,766

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,863,182,039	$—	$—	$22,863,182,039
Short-Term Investments	63,168,714	—	—	63,168,714
TOTAL INVESTMENTS	$22,926,350,753	$—	$—	$22,926,350,753
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	3,594,808	$301,173,014	$ 54,392,215	$ 88,438,511	$(12,236,974)	$(60,314,001)	3,085,076	$194,575,743	$1,453,600	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,474,692	40,474,692	311,941,338	313,194,801	—	—	39,221,229	39,221,229	2,564,734	—
State Street Navigator Securities Lending Portfolio II	—	—	250,007,129	226,059,644	—	—	23,947,485	23,947,485	11,111	—
Total		$341,647,706	$616,340,682	$627,692,956	$(12,236,974)	$(60,314,001)		$257,744,457	$4,029,445	$—

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BIOTECHNOLOGY — 16.9%
AbbVie, Inc.	8,252,936	$ 760,838,170
Alexion Pharmaceuticals, Inc. (a)	1,224,130	119,181,297
Amgen, Inc.	3,495,589	680,486,311
Biogen, Inc. (a)	1,105,605	332,698,656
Celgene Corp. (a)	3,836,479	245,879,939
Gilead Sciences, Inc.	7,098,001	443,979,962
Incyte Corp. (a)	969,218	61,632,573
Regeneron Pharmaceuticals, Inc. (a)	425,898	159,072,903
Vertex Pharmaceuticals, Inc. (a)	1,402,250	232,366,847
		3,036,136,658
HEALTH CARE EQUIPMENT & SUPPLIES — 21.8%
Abbott Laboratories	9,637,375	697,071,334
ABIOMED, Inc. (a)	247,066	80,306,333
Align Technology, Inc. (a)	396,750	83,091,352
Baxter International, Inc.	2,715,448	178,730,787
Becton Dickinson and Co.	1,471,969	331,664,055
Boston Scientific Corp. (a)	7,593,117	268,340,755
Cooper Cos., Inc.	269,667	68,630,251
Danaher Corp.	3,384,434	349,002,834
DENTSPLY SIRONA, Inc. (b)	1,206,636	44,898,926
Edwards Lifesciences Corp. (a)	1,147,091	175,699,928
Hologic, Inc. (a)	1,477,161	60,711,317
IDEXX Laboratories, Inc. (a)	473,189	88,022,618
Intuitive Surgical, Inc. (a)	626,689	300,133,896
Medtronic PLC	7,368,800	670,266,048
ResMed, Inc.	781,997	89,045,998
Stryker Corp.	1,704,177	267,129,745
Varian Medical Systems, Inc. (a)	496,960	56,310,538
Zimmer Biomet Holdings, Inc.	1,119,322	116,096,078
		3,925,152,793
HEALTH CARE PROVIDERS & SERVICES — 20.5%
AmerisourceBergen Corp.	869,353	64,679,863
Anthem, Inc.	1,419,092	372,696,132
Cardinal Health, Inc.	1,633,904	72,872,118
Centene Corp. (a)	1,126,750	129,914,275
Cigna Corp.	2,101,119	399,044,471
CVS Health Corp.	7,095,994	464,929,527
DaVita, Inc. (a)	688,454	35,427,843
HCA Healthcare, Inc.	1,472,912	183,303,898
Henry Schein, Inc. (a) (b)	830,940	65,245,409
Humana, Inc.	752,718	215,638,653
Laboratory Corp. of America Holdings (a)	553,216	69,904,374
McKesson Corp.	1,071,724	118,393,350
Quest Diagnostics, Inc.	741,719	61,762,941
UnitedHealth Group, Inc.	5,278,795	1,315,053,411
Universal Health Services, Inc. Class B	467,305	54,469,071
WellCare Health Plans, Inc. (a)	274,371	64,776,249
		3,688,111,585
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (a)	1,807,913	$ 94,806,958
LIFE SCIENCES TOOLS & SERVICES — 6.5%
Agilent Technologies, Inc.	1,749,155	117,997,997
Illumina, Inc. (a)	806,653	241,939,434
IQVIA Holdings, Inc. (a)	880,066	102,237,267
Mettler-Toledo International, Inc. (a)	136,909	77,432,992
PerkinElmer, Inc. (b)	610,504	47,955,089
Thermo Fisher Scientific, Inc.	2,209,055	494,364,419
Waters Corp. (a)	418,422	78,935,310
		1,160,862,508
PHARMACEUTICALS — 33.5%
Allergan PLC	1,739,555	232,508,921
Bristol-Myers Squibb Co.	8,956,176	465,542,028
Eli Lilly & Co.	5,172,032	598,507,543
Johnson & Johnson	14,716,259	1,899,133,224
Merck & Co., Inc.	14,263,591	1,089,880,988
Mylan NV (a)	2,829,359	77,524,437
Nektar Therapeutics (a) (b)	935,897	30,762,934
Perrigo Co. PLC	683,298	26,477,798
Pfizer, Inc.	31,711,190	1,384,193,444
Zoetis, Inc.	2,636,279	225,507,306
		6,030,038,623
TOTAL COMMON STOCKS (Cost $19,187,232,674)		17,935,109,125
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	37,870,817	37,870,817
State Street Navigator Securities Lending Portfolio II (e) (f)	10,031,214	10,031,214
TOTAL SHORT-TERM INVESTMENTS (Cost $47,902,031)		47,902,031
TOTAL INVESTMENTS — 100.0% (Cost $19,235,134,705)		17,983,011,156
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		4,520,711
NET ASSETS — 100.0%		$ 17,987,531,867

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,935,109,125	$—	$—	$17,935,109,125
Short-Term Investments	47,902,031	—	—	47,902,031
TOTAL INVESTMENTS	$17,983,011,156	$—	$—	$17,983,011,156
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,912,798	$8,912,798	$388,410,005	$359,451,986	$—	$—	37,870,817	$37,870,817	$248,975	$—
State Street Navigator Securities Lending Portfolio II	—	—	55,224,579	45,193,365	—	—	10,031,214	10,031,214	2,896	—
Total		$8,912,798	$443,634,584	$404,645,351	$—	$—		$47,902,031	$251,871	$—

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 27.0%
Arconic, Inc.	2,143,930	$ 36,146,660
Boeing Co.	2,639,146	851,124,585
General Dynamics Corp.	1,391,660	218,782,869
Harris Corp.	588,124	79,190,897
Huntington Ingalls Industries, Inc.	214,645	40,849,090
L3 Technologies, Inc.	393,402	68,318,191
Lockheed Martin Corp.	1,236,957	323,884,821
Northrop Grumman Corp.	868,569	212,712,548
Raytheon Co.	1,422,830	218,190,980
Textron, Inc.	1,213,668	55,816,591
TransDigm Group, Inc. (a) (b)	242,597	82,497,536
United Technologies Corp.	4,057,398	432,031,739
		2,619,546,507
AIR FREIGHT & LOGISTICS — 6.7%
C.H. Robinson Worldwide, Inc.	687,152	57,782,612
Expeditors International of Washington, Inc.	862,433	58,723,063
FedEx Corp.	1,211,772	195,495,177
United Parcel Service, Inc. Class B	3,475,670	338,982,095
		650,982,947
AIRLINES — 4.9%
Alaska Air Group, Inc.	614,260	37,377,721
American Airlines Group, Inc. (b)	2,044,312	65,642,858
Delta Air Lines, Inc.	3,118,069	155,591,643
Southwest Airlines Co.	2,528,293	117,515,059
United Continental Holdings, Inc. (a)	1,142,279	95,643,021
		471,770,302
BUILDING PRODUCTS — 2.9%
Allegion PLC	473,924	37,776,482
AO Smith Corp.	721,116	30,791,653
Fortune Brands Home & Security, Inc.	710,427	26,989,122
Johnson Controls International PLC	4,613,445	136,788,644
Masco Corp.	1,526,909	44,646,819
		276,992,720
COMMERCIAL SERVICES & SUPPLIES — 4.1%
Cintas Corp.	432,886	72,720,519
Copart, Inc. (a)	1,029,704	49,199,257
Republic Services, Inc.	1,087,254	78,380,141
Rollins, Inc. (b)	734,561	26,517,652
Waste Management, Inc.	1,960,439	174,459,467
		401,277,036
CONSTRUCTION & ENGINEERING — 0.8%
Fluor Corp.	701,329	22,582,794
Jacobs Engineering Group, Inc.	594,590	34,759,731
Quanta Services, Inc.	729,542	21,959,214
		79,301,739
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 5.2%
AMETEK, Inc.	1,160,426	$ 78,560,840
Eaton Corp. PLC	2,166,597	148,758,550
Emerson Electric Co.	3,129,799	187,005,490
Rockwell Automation, Inc.	602,891	90,723,038
		505,047,918
INDUSTRIAL CONGLOMERATES — 15.6%
3M Co.	2,910,160	554,501,887
General Electric Co.	43,483,133	329,167,317
Honeywell International, Inc.	3,700,370	488,892,884
Roper Technologies, Inc.	517,079	137,811,895
		1,510,373,983
MACHINERY — 16.7%
Caterpillar, Inc.	2,949,267	374,763,358
Cummins, Inc.	737,963	98,621,375
Deere & Co.	1,608,094	239,879,382
Dover Corp.	731,262	51,883,039
Flowserve Corp. (b)	652,654	24,813,905
Fortive Corp.	1,466,793	99,243,214
Illinois Tool Works, Inc.	1,525,479	193,262,935
Ingersoll-Rand PLC	1,228,100	112,039,563
PACCAR, Inc.	1,748,287	99,897,119
Parker-Hannifin Corp.	661,587	98,669,085
Pentair PLC	798,135	30,153,540
Snap-on, Inc.	278,293	40,433,190
Stanley Black & Decker, Inc.	754,906	90,392,445
Xylem, Inc.	895,864	59,772,046
		1,613,824,196
PROFESSIONAL SERVICES — 3.2%
Equifax, Inc.	602,815	56,140,161
IHS Markit, Ltd. (a)	1,793,426	86,030,645
Nielsen Holdings PLC	1,776,740	41,451,344
Robert Half International, Inc.	607,046	34,723,031
Verisk Analytics, Inc. (a)	821,561	89,583,012
		307,928,193
ROAD & RAIL — 10.8%
CSX Corp.	4,007,868	249,008,839
JB Hunt Transport Services, Inc.	436,229	40,586,746
Kansas City Southern	509,510	48,632,729
Norfolk Southern Corp.	1,360,205	203,405,056
Union Pacific Corp.	3,682,804	509,073,997
		1,050,707,367
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co.	1,431,346	74,845,082
United Rentals, Inc. (a)	405,140	41,539,004
W.W. Grainger, Inc.	228,080	64,400,669
		180,784,755
TOTAL COMMON STOCKS (Cost $12,326,019,848)		9,668,537,663

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	11,114,203	$ 11,114,203
State Street Navigator Securities Lending Portfolio II (e) (f)	4,697	4,697
TOTAL SHORT-TERM INVESTMENTS (Cost $11,118,900)		11,118,900
TOTAL INVESTMENTS — 99.9% (Cost $12,337,138,748)		9,679,656,563
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		9,820,594
NET ASSETS — 100.0%		$ 9,689,477,157

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,668,537,663	$—	$—	$9,668,537,663
Short-Term Investments	11,118,900	—	—	11,118,900
TOTAL INVESTMENTS	$9,679,656,563	$—	$—	$9,679,656,563
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,453,498	$ 17,453,498	$188,162,900	$194,502,195	$—	$—	11,114,203	$11,114,203	$133,511	$—
State Street Navigator Securities Lending Government Money Market Portfolio	118,858,872	118,858,872	43,191	118,902,063	—	—	—	—	1,172	—
State Street Navigator Securities Lending Portfolio II	—	—	423,174	418,477	—	—	4,697	4,697	5	—
Total		$136,312,370	$188,629,265	$313,822,735	$—	$—		$11,118,900	$134,688	$—

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 75.5%
Air Products & Chemicals, Inc.	1,385,133	$ 221,690,537
Albemarle Corp. (a)	689,166	53,114,024
Celanese Corp. Series A (a)	843,956	75,930,721
CF Industries Holdings, Inc.	1,497,587	65,160,010
DowDuPont, Inc.	14,475,723	774,161,666
Eastman Chemical Co.	908,682	66,433,741
Ecolab, Inc.	1,603,969	236,344,832
FMC Corp.	873,780	64,624,769
International Flavors & Fragrances, Inc. (a)	657,277	88,252,583
Linde PLC	3,476,951	542,543,434
LyondellBasell Industries NV Class A	1,960,658	163,048,319
Mosaic Co.	2,301,227	67,218,841
PPG Industries, Inc.	1,556,593	159,130,502
Sherwin-Williams Co.	418,201	164,545,366
		2,742,199,345
CONSTRUCTION MATERIALS — 4.2%
Martin Marietta Materials, Inc. (a)	406,931	69,939,231
Vulcan Materials Co.	856,873	84,659,052
		154,598,283
CONTAINERS & PACKAGING — 11.2%
Avery Dennison Corp.	562,671	50,544,736
Ball Corp.	2,200,997	101,201,842
International Paper Co.	2,628,241	106,075,807
Packaging Corp. of America	613,165	51,174,751
Sealed Air Corp.	1,018,303	35,477,676
WestRock Co.	1,645,307	62,126,792
		406,601,604
METALS & MINING — 8.9%
Freeport-McMoRan, Inc.	9,402,587	96,940,672
Security Description	Shares	Value
Newmont Mining Corp.	3,456,359	$ 119,762,840
Nucor Corp.	2,037,093	105,541,788
		322,245,300
TOTAL COMMON STOCKS (Cost $4,301,745,214)		3,625,644,532
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c)	3,709,461	3,709,461
State Street Navigator Securities Lending Portfolio II (d) (e)	6,967,288	6,967,288
TOTAL SHORT-TERM INVESTMENTS (Cost $10,676,749)		10,676,749
TOTAL INVESTMENTS — 100.1% (Cost $4,312,421,963)		3,636,321,281
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,233,904)
NET ASSETS — 100.0%		$ 3,634,087,377
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,625,644,532	$—	$—	$3,625,644,532
Short-Term Investments	10,676,749	—	—	10,676,749
TOTAL INVESTMENTS	$3,636,321,281	$—	$—	$3,636,321,281

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,380,802	$2,380,802	$40,545,453	$39,216,794	$—	$—	3,709,461	$ 3,709,461	$42,944	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	420	420	—	—	—	—	—	—
State Street Navigator Securities Lending Portfolio II	—	—	14,998,014	8,030,726	—	—	6,967,288	6,967,288	556	—
Total		$2,380,802	$55,543,887	$47,247,940	$—	$—		$10,676,749	$43,500	$—

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.5%
Alexandria Real Estate Equities, Inc. REIT	442,180	$ 50,956,823
American Tower Corp. REIT	1,811,554	286,569,727
Apartment Investment & Management Co. Class A REIT	640,079	28,086,667
AvalonBay Communities, Inc. REIT	568,471	98,942,378
Boston Properties, Inc. REIT	635,219	71,493,898
Crown Castle International Corp. REIT	1,706,081	185,331,579
Digital Realty Trust, Inc. REIT	848,381	90,394,996
Duke Realty Corp. REIT	1,473,297	38,158,392
Equinix, Inc. REIT	330,492	116,518,260
Equity Residential REIT	1,515,190	100,017,692
Essex Property Trust, Inc. REIT	271,673	66,616,936
Extra Space Storage, Inc. REIT	520,207	47,068,329
Federal Realty Investment Trust REIT	303,749	35,854,532
HCP, Inc. REIT	1,963,743	54,847,342
Host Hotels & Resorts, Inc. REIT	3,051,137	50,862,454
Iron Mountain, Inc. REIT	1,176,875	38,142,519
Kimco Realty Corp. REIT	1,732,351	25,378,942
Macerich Co. REIT	434,922	18,823,424
Mid-America Apartment Communities, Inc. REIT	468,064	44,793,725
Prologis, Inc. REIT	2,588,980	152,024,906
Public Storage REIT	616,751	124,836,570
Realty Income Corp. REIT	1,213,661	76,509,189
Regency Centers Corp. REIT	696,682	40,881,300
SBA Communications Corp. REIT (a)	466,065	75,451,263
Simon Property Group, Inc. REIT	1,271,976	213,679,248
Security Description	Shares	Value
SL Green Realty Corp. REIT	350,672	$ 27,731,142
UDR, Inc. REIT	1,133,234	44,898,731
Ventas, Inc. REIT	1,465,999	85,892,881
Vornado Realty Trust REIT	711,962	44,163,003
Welltower, Inc. REIT	1,544,322	107,191,390
Weyerhaeuser Co. REIT	3,081,198	67,354,988
		2,509,473,226
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
CBRE Group, Inc. Class A (a)	1,303,537	52,193,621
TOTAL COMMON STOCKS (Cost $2,885,579,958)		2,561,666,847
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $4,050,915)	4,050,915	4,050,915
TOTAL INVESTMENTS — 99.6% (Cost $2,889,630,873)		2,565,717,762
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		9,103,079
NET ASSETS — 100.0%		$ 2,574,820,841
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,561,666,847	$—	$—	$2,561,666,847
Short-Term Investment	4,050,915	—	—	4,050,915
TOTAL INVESTMENTS	$2,565,717,762	$—	$—	$2,565,717,762
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,227,878	$6,227,878	$48,268,817	$50,445,780	$—	$—	4,050,915	$4,050,915	$13,020	$—

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
COMMUNICATIONS EQUIPMENT — 5.7%
Arista Networks, Inc. (a)	212,094	$ 44,688,206
Cisco Systems, Inc.	18,323,150	793,942,089
F5 Networks, Inc. (a)	247,873	40,162,862
Juniper Networks, Inc.	1,404,582	37,797,302
Motorola Solutions, Inc.	666,435	76,666,682
		993,257,141
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Amphenol Corp. Class A	1,228,070	99,498,231
Corning, Inc.	3,262,082	98,547,497
FLIR Systems, Inc.	564,257	24,567,750
IPG Photonics Corp. (a) (b)	145,882	16,526,972
Keysight Technologies, Inc. (a)	765,336	47,512,059
TE Connectivity, Ltd.	1,397,978	105,729,076
		392,381,585
IT SERVICES — 23.7%
Accenture PLC Class A	2,597,945	366,336,224
Akamai Technologies, Inc. (a)	663,798	40,544,782
Alliance Data Systems Corp.	190,951	28,657,926
Automatic Data Processing, Inc.	1,784,671	234,006,062
Broadridge Financial Solutions, Inc.	474,437	45,664,561
Cognizant Technology Solutions Corp. Class A	2,359,760	149,797,565
DXC Technology Co.	1,141,634	60,700,680
Fidelity National Information Services, Inc.	1,334,616	136,864,871
Fiserv, Inc. (a)	1,624,015	119,348,862
FleetCor Technologies, Inc. (a)	360,049	66,868,300
Gartner, Inc. (a)	370,589	47,376,098
Global Payments, Inc.	644,392	66,456,147
International Business Machines Corp.	3,703,748	421,005,035
Jack Henry & Associates, Inc.	315,138	39,871,260
Mastercard, Inc. Class A	3,703,053	698,580,948
Paychex, Inc.	1,304,127	84,963,874
PayPal Holdings, Inc. (a)	4,802,381	403,832,218
Total System Services, Inc.	684,747	55,663,084
VeriSign, Inc. (a)	433,518	64,286,384
Visa, Inc. Class A (b)	7,161,724	944,917,865
Western Union Co. (b)	1,804,693	30,788,063
		4,106,530,809
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.4%
Advanced Micro Devices, Inc. (a) (b)	3,584,341	66,166,935
Analog Devices, Inc.	1,508,519	129,476,186
Applied Materials, Inc.	4,004,492	131,107,068
Broadcom, Inc.	1,685,021	428,467,140
Intel Corp.	18,600,465	872,919,822
KLA-Tencor Corp.	623,837	55,827,173
Lam Research Corp.	632,360	86,108,461
Security Description	Shares	Value
Maxim Integrated Products, Inc.	1,129,094	$ 57,414,430
Microchip Technology, Inc. (b)	961,015	69,116,199
Micron Technology, Inc. (a)	4,564,974	144,846,625
NVIDIA Corp.	2,486,105	331,895,018
Qorvo, Inc. (a)	509,062	30,915,335
QUALCOMM, Inc. (b)	4,938,003	281,021,751
Skyworks Solutions, Inc.	723,503	48,489,171
Texas Instruments, Inc.	3,914,644	369,933,858
Xilinx, Inc.	1,030,336	87,753,717
		3,191,458,889
SOFTWARE — 30.6%
Adobe, Inc. (a)	1,989,371	450,075,295
ANSYS, Inc. (a)	340,531	48,675,501
Autodesk, Inc. (a)	890,632	114,544,181
Cadence Design Systems, Inc. (a)	1,152,249	50,099,787
Citrix Systems, Inc.	523,016	53,588,219
Fortinet, Inc. (a)	585,490	41,236,061
Intuit, Inc.	1,057,725	208,213,166
Microsoft Corp.	31,499,053	3,199,358,813
Oracle Corp.	10,394,005	469,289,326
Red Hat, Inc. (a)	720,407	126,532,285
salesforce.com, Inc. (a)	3,117,745	427,037,533
Symantec Corp.	2,603,776	49,198,348
Synopsys, Inc. (a)	606,259	51,071,258
		5,288,919,773
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 18.9%
Apple, Inc.	18,372,857	2,898,134,463
Hewlett Packard Enterprise Co.	5,799,405	76,610,140
HP, Inc.	6,446,335	131,892,014
NetApp, Inc.	1,026,614	61,258,058
Seagate Technology PLC (b)	1,064,775	41,089,667
Western Digital Corp.	1,179,496	43,605,967
Xerox Corp.	846,545	16,727,729
		3,269,318,038
TOTAL COMMON STOCKS (Cost $19,032,114,327)		17,241,866,235
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	35,761,997	35,761,997
State Street Navigator Securities Lending Portfolio II (e) (f)	59,918,746	59,918,746
TOTAL SHORT-TERM INVESTMENTS (Cost $95,680,743)		95,680,743
TOTAL INVESTMENTS — 100.2% (Cost $19,127,795,070)		17,337,546,978
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(31,615,073)
NET ASSETS — 100.0%		$ 17,305,931,905

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,241,866,235	$—	$—	$17,241,866,235
Short-Term Investments	95,680,743	—	—	95,680,743
TOTAL INVESTMENTS	$17,337,546,978	$—	$—	$17,337,546,978
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,254,753	$16,254,753	$191,365,478	$171,858,235	$—	$—	35,761,996	$35,761,996	$186,622	$—
State Street Navigator Securities Lending Government Money Market Portfolio	12,356,093	12,356,093	33,306,122	45,662,215	—	—	—	—	5,493	—
State Street Navigator Securities Lending Portfolio II	—	—	146,044,870	86,126,124	—	—	59,918,746	59,918,746	9,175	—
Total		$28,610,846	$370,716,470	$303,646,574	$—	$—		$95,680,742	$201,290	$—

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 62.0%
Alliant Energy Corp.	2,812,288	$ 118,819,168
American Electric Power Co., Inc.	5,877,697	439,299,074
Duke Energy Corp.	8,497,383	733,324,153
Edison International	3,883,527	220,467,828
Entergy Corp.	2,159,199	185,842,258
Evergy, Inc.	3,139,175	178,210,965
Eversource Energy	3,777,197	245,668,893
Exelon Corp.	11,526,576	519,848,577
FirstEnergy Corp. (a)	5,791,893	217,485,582
NextEra Energy, Inc.	5,697,044	990,260,188
PG&E Corp. (b)	6,182,488	146,834,090
Pinnacle West Capital Corp.	1,336,129	113,838,191
PPL Corp.	8,584,579	243,201,123
Southern Co.	12,264,148	538,641,380
Xcel Energy, Inc.	6,127,086	301,881,527
		5,193,622,997
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.0%
AES Corp.	7,895,143	114,163,768
NRG Energy, Inc.	3,453,986	136,777,845
		250,941,613
MULTI-UTILITIES — 32.5%
Ameren Corp.	2,911,946	189,946,237
CenterPoint Energy, Inc.	5,974,043	168,647,234
CMS Energy Corp.	3,377,423	167,689,052
Consolidated Edison, Inc.	3,712,672	283,870,901
Dominion Energy, Inc. (a)	7,825,024	559,176,215
DTE Energy Co.	2,168,476	239,182,903
NiSource, Inc.	4,330,646	109,781,876
Public Service Enterprise Group, Inc.	6,024,837	313,592,766
SCANA Corp.	1,700,133	81,232,355
Sempra Energy (a)	3,262,006	352,916,429
Security Description	Shares	Value
WEC Energy Group, Inc.	3,760,976	$ 260,485,198
		2,726,521,166
WATER UTILITIES — 2.3%
American Water Works Co., Inc.	2,152,866	195,415,647
TOTAL COMMON STOCKS (Cost $9,143,524,547)		8,366,501,423
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	3,977,270	3,977,270
State Street Navigator Securities Lending Portfolio II (e) (f)	30,133,802	30,133,802
TOTAL SHORT-TERM INVESTMENTS (Cost $34,111,072)		34,111,072
TOTAL INVESTMENTS — 100.2% (Cost $9,177,635,619)		8,400,612,495
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(16,639,494)
NET ASSETS — 100.0%		$ 8,383,973,001
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,366,501,423	$—	$—	$8,366,501,423
Short-Term Investments	34,111,072	—	—	34,111,072
TOTAL INVESTMENTS	$8,400,612,495	$—	$—	$8,400,612,495

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,502,091	$8,502,091	$115,823,017	$120,347,838	$—	$—	3,977,270	$ 3,977,270	$110,155	$—
State Street Navigator Securities Lending Portfolio II	—	—	84,758,390	54,624,588	—	—	30,133,802	30,133,802	4,025	—
Total		$8,502,091	$200,581,407	$174,972,426	$—	$—		$34,111,072	$114,180	$—

THE SELECT SECTOR SPDR TRUST
NOTES TO Schedules OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO Schedules OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$ 3,248,498,463	$ 4,571,286	$ 511,742,093	$ (507,170,807)
The Consumer Discretionary Select Sector SPDR Fund	13,669,496,980	111,936,459	1,985,107,246	(1,873,170,787)
The Consumer Staples Select Sector SPDR Fund	10,899,003,487	37,339,809	1,367,762,037	(1,330,422,228)
The Energy Select Sector SPDR Fund	18,811,251,141	—	5,382,661,550	(5,382,661,550)
The Financial Select Sector SPDR Fund	26,925,092,064	84,129,696	4,082,871,007	(3,998,741,311)
The Health Care Select Sector SPDR Fund	19,239,364,810	661,915,025	1,918,268,679	(1,256,353,654)
The Industrial Select Sector SPDR Fund	12,340,521,241	(1,687,725)	2,659,176,953	(2,660,864,678)
The Materials Select Sector SPDR Fund	4,323,796,254	(7,492,692)	679,982,281	(687,474,973)
The Real Estate Select Sector SPDR Fund	2,897,482,868	14,686,785	346,451,891	(331,765,106)
The Technology Select Sector SPDR Fund	19,129,483,344	133,585,414	1,925,521,780	(1,791,936,366)
The Utilities Select Sector SPDR Fund	9,178,750,545	5,949,580	784,087,630	(778,138,050)
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:	\s\ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	\s\ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: February 28, 2019

By:	\s\ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: February 28, 2019